Inventories and Cost of Sales (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventories and Cost of Sales [Abstract]
Finished goods	$ 224,025	$ 215,812
Packing material	4,577	3,750
Cost of inventories	228,602	219,562
Merchandise-in-transit	116,952	82,644
Inventories	$ 345,554	$ 302,206